U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

March 1, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        Listed Funds Trust (the “Trust”)
1933 Act Registration File No. 333-215588
1940 Act Registration File No. 811-23226
Alpha Intelligent - Large Cap Value ETF (S000074139)
Alpha Intelligent - Large Cap Growth ETF (S000074140)
Alpha Intelligent - Mid Cap Value ETF (S000074141)
Alpha Intelligent - Mid Cap Growth ETF (S000074142)
Alpha Intelligent - Small Cap Value ETF (S000074143)
Alpha Intelligent - Small Cap Growth ETF (S000074144)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated February 28, 2023, and filed electronically as Post-Effective Amendment No. 252 to the Trust’s Registration Statement on Form N-1A on February 23, 2023.

If you have any questions or require further information, please contact Joshua J. Hinderliter at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary